Investment in Associate Company - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest in associate	35.00%	35.00%